STOCKHOLDER'S DEFICIT - Additional Information (Detail)	Dec. 31, 2025 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized	1,000
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares, issued	100
Common stock, shares, outstanding	100
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	1,000
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares, issued	1,000
Common stock, shares, outstanding	1,000